The prospectus containing information for the ACL Personal Portfolio Plus2 and the ACL Personal Portfolio(SM) Variable Annuities filed electronically in Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-00519 on Form N-4, filed on or about April 27, 2000, is incorporated by reference.

                      STATEMENT OF ADDITIONAL INFORMATION

                                       for

                          ACL PERSONAL PORTFOLIO PLUS2

                                       and

                            ACL PERSONAL PORTFOLIOSM

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                   May 1, 2000

                           Revised as of July 21, 2000

ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your agent, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY  12205-0555
800-504-0469

                                TABLE OF CONTENTS

Performance Information.....................................................p.3

Calculating Annuity Payouts.................................................p.7

Rating Agencies.............................................................p.9

Principal Underwriter.......................................................p.9

Independent Auditors........................................................p.9

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance on historical earnings, past performance does not guarantee future results.


               Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 1999

                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  commencement of the Fund**
                                                                           Since                                         Since
Subaccount       Investing In:                               1 Year    commencement    1 Year     Years   10 Years   commencement


                 AXPSM VARIABLE PORTFOLIO -
ISI                Bond Fund (10/97;10/81)*                   -6.13%      -1.99%        -6.13%     5.96%      6.60%       9.11%
ICR                Capital Resource Fund (10/97;10/81)        14.96       18.47         14.96     19.30      13.83       14.30
IMS                Cash Management Fund (10/97;10/81)         -3.32        1.27         -3.32      3.02       3.36        5.02
IIE                International Fund (10/97;1/92)            36.53       21.80         36.53     14.15       --         11.73
IMG                Managed Fund (10/97;4/86)                   6.17       10.50          6.17     16.17      11.89       11.24
IGD                New Dimensions Fund(R)(11/98;5/96)         23.10       36.84         23.10     --          --         23.88
IAG                Strategy Aggressive Fund (10/97;1/92)      61.58       24.12         61.58     22.73       --         15.32
                 AIM V.I.
IGN                Growth and Income Fund (11/98;5/94)        25.31       38.58         25.31     26.10       --         22.55
IIN                International Equity Fund (11/98;5/93)     45.82       43.99         45.82     19.88       --         17.03
IVA                Value Fund (11/98;5/93)                    21.02       35.50         21.02     25.16       --         21.23
                 AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
IIG                Income and Growth (11/98;10/97)             9.31       18.56          9.31       --        --         20.92
IVL                Value (11/98;5/96)                         -8.44       -7.13         -8.44       --        --          8.75
                 JANUS ASPEN SERIES
ISB                Balanced Portfolio: Institutional          17.92       32.15         17.92     22.62       --         18.81
                   Shares (11/98;9/93)
IWG                Worldwide Growth Portfolio:                55.09       62.93         55.09     31.48       --         27.78
                   Institutional Shares (11/98;9/93)
                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98;8/88)              -5.33       -1.59         -5.33     17.96      13.79       13.98
IMD                Managed Portfolio (10/97;8/88)             -3.08        4.48         -3.08     17.66      14.91       15.99
ISC                Small Cap Portfolio (11/98;8/88)           -9.34       -5.72         -9.34      6.31       9.50        9.86
IUS                U.S. Government Income Portfolio           -9.11        0.01         -9.11       --        --          3.74
                   (10/97;1/95)
                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR                Capital Appreciation Fund/VA               32.61       44.29         32.61     28.56      16.74       15.90
                   (11/98;4/85)
IHI                High Income Fund/VA (11/98;4/86)           -3.73        1.22         -3.73      8.22      11.02       10.03
                 PUTNAM VARIABLE TRUST
IDI                Putnam VT Diversified Income Fund -        -6.04       -3.28         -6.04      4.86       --          3.44
                   Class IA Shares (10/97;9/93)
IGI                Putnam VT Growth and Income Fund -         -6.21        4.81         -6.21     17.34      12.34       13.51
                   Class IA Shares (10/97;2/88)
IHY                Putnam VT High Yield Fund - Class IA       -2.23       -3.62         -2.23      6.72       9.21        7.84
                   Shares (10/97;2/88)
INO                Putnam VT New Opportunities Fund -         59.93       37.65         59.93     30.77       --         28.31
                   Class IA Shares (10/97;5/94)
                 PUTNAM VARIABLE TRUST
IPD                Putnam VT Diversified Income Fund -        -6.06       -2.49         -6.06      4.71       --          3.30
                   Class IB Shares (11/98;9/93)***
IPG                Putnam VT Growth and Income Fund -         -6.32        0.17         -6.32     17.18      12.18       13.35
                   Class IB Shares (11/98;2/88) ***
IPH                Putnam VT High Yield Fund - Class IB       -2.33        1.86         -2.33      6.58       9.07        7.69
                   Shares (11/98;2/88) ***
IPV                Putnam VT Voyager Fund - Class IB          48.75       62.63         48.75     29.35      20.36       19.59
                   Shares (11/98;2/88) ***


*    (Commencement dates of the subaccount; Commencement dates of the Fund)
**   Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.
***  Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to the inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's
     Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including a 12b-1 fee of 0.15%.


             Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 1999

                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  commencement of the Fund**
                                                                           Since                                         Since
Subaccount       Investing In:                                1 Year    commencement    1 Year    5 Years   10 Years   commencement

                 AXPSM VARIABLE PORTFOLIO -
ISI                Bond Fund (10/97;10/81)*                    0.19%       0.09%         0.19%     6.43%      6.60%       9.11%
ICR                Capital Resource Fund (10/97;10/81)        21.96       20.32         21.96     19.60      13.83       14.30
IMS                Cash Management Fund (10/97;10/81)          3.20        3.43          3.20      3.55       3.36        5.02
IIE                International Fund (10/97;1/92)            43.53       23.60         43.53     14.50      --          11.73
IMG                Managed Fund (10/97;4/86)                  13.17       12.51         13.17     16.50      11.89       11.24
IGD                New Dimensions Fund(R)(11/98;5/96)         30.10       41.77         30.10       --        --         24.50
IAG                Strategy Aggressive Fund (10/97;1/92)      68.58       25.88         68.58     22.99       --         15.32
                 AIM V.I.
IGN                Growth and Income Fund (11/98;5/94)        32.31       43.50         32.31     26.34       --         22.69
IIN                International Equity Fund (11/98;5/93)     52.82       48.88         52.82     20.17       --         17.10
IVA                Value Fund (11/98;5/93)                    28.02       40.44         28.02     25.40       --         21.29
                 AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
IIG                Income and Growth (11/98;10/97)            16.31       23.60         16.31       --        --         22.75
IVL                Value (11/98;5/96)                         -2.30       -2.57         -2.30       --        --          9.61
                 JANUS ASPEN SERIES
ISB                Balanced Portfolio: Institutional          24.92       37.10         24.92     22.89       --         18.87
                   Shares (11/98;9/93)
IWG                Worldwide Growth Portfolio:                62.09       67.72         62.09     31.68       --         27.83
                   Institutional Shares (11/98;9/93)
                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98;8/88)               1.04        3.24          1.04     18.26      13.79       13.98
IMD                Managed Portfolio (10/97;8/88)              3.46        6.63          3.46     17.97      14.91       15.99
ISC                Small Cap Portfolio (11/98;8/88)           -3.27       -1.06         -3.27      6.78       9.50        9.86
IUS                U.S. Government Income Portfolio           -3.02        2.14         -3.02       --       --           4.25
                   (10/97;1/95)
                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR                Capital Appreciation Fund/VA               39.61       49.18         39.61     28.77      16.74       15.90
                   (11/98;4/85)
IHI                High Income Fund/VA (11/98;4/86)            2.77        6.20          2.77      8.65      11.02       10.03
                 PUTNAM VARIABLE TRUST
IDI                Putnam VT Diversified Income Fund -         0.28       -1.22          0.28      5.35       --           3.57
                   Class IA Shares (10/97;9/93)
IGI                Putnam VT Growth and Income Fund -          0.10        6.95          0.10     17.66      12.34       13.51
                   Class IA Shares (10/97;2/88)
IHY                Putnam VT High Yield Fund - Class IA        4.38       -1.56          4.38      7.17       9.21        7.84
                   Shares (10/97;2/88)
INO                Putnam VT New Opportunities Fund -         66.93       39.20         66.93     30.97       --         28.42
                   Class IA Shares (10/97;5/94)
                 PUTNAM VARIABLE TRUST
IPD                Putnam VT Diversified Income Fund -         0.26        2.32          0.26      5.21       --          3.43
                   Class IB Shares (11/98;9/93)***
IPG                Putnam VT Growth and Income Fund -         -0.02        5.09         -0.02     17.50      12.18       13.35
                   Class IB Shares (11/98;2/88)***
IPH                Putnam VT High Yield Fund - Class IB        4.27        6.88          4.27      7.04       9.07        7.69
                   Shares (11/98;2/88)***
IPV                Putnam VT Voyager Fund - Class IB          55.75       67.43         55.75     29.57      20.36       19.59
                   Shares (11/98;2/88)***

*    (Commencement dates of the subaccount; Commencement dates of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.
***  Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to the inception of Class IB Shares, performance information for Class IB Shares is based upon performance of the Fund's
     Class IA Shares adjusted to reflect the fees paid by Class IB Shares, including a 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:

               (a)  the  change  in  the  value  of  a  hypothetical  subaccount
                    (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

               (b) less a pro rata share of the subaccount expenses accrued over the period;

               (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

               (d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount               Investing In:                                              Simple Yield           Compound Yield
----------               -------------                                              ------------           --------------
IMS                      AXPSM Variable Portfolio - Cash Management Fund                4.53%                   4.63%

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Subaccount               Investing In:                                    Yield
----------               -------------                                    -----
ISI                      AXPSM Variable Portfolio - Bond Fund             7.47%

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of units fluctuates with the performance of the fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

    Rating agency              Rating
________________________________________________
      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last two years aggregated total $6481 and $3,628, respectively.

Commissions paid by ACL for the last two years aggregated total $673,812 and $682,400, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Centurion Variable Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Centurion Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Centurion Variable Annuity Account 2 (comprised of subaccounts ISI, ICR, IMS, IIE, IMG, IGD, IAG, IGN, IIN, IVA, IIG, IVL, ILA, IPA, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Centurion Variable Annuity Account 2 (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000


American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                          Segregated Asset Subaccounts
Assets                                                 ISI                  ICR                  IMS                  IIE
Investments in shares of mutual funds
and portfolios:
  at cost                                           $ 930,323          $ 1,165,388                  $--            $ 194,337
                                                    ---------          -----------                  -              ---------
  at market value                                   $ 871,060          $ 1,302,384                  $--            $ 228,743
Dividends receivable                                    5,397                   --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase paymentments                         --                  100                   --                  140
Receivable from mutual funds and portfolios
for share redemptions                                      --                   --                   --                   --
                                                       ------              -------                  ---               ------
Total assets                                          876,457            1,302,484                   --              228,883
                                                      =======            =========                                   =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                          933                1,429                   --                  247
  Administrative charge                                   112                  171                   --                   30
  Contract terminations                                    --                   --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                  --                   --                   --                   --
                                                         ----                 ----                  ---                 ----
Total liabilities                                       1,045                1,600                   --                  277
                                                        -----                -----                                       ---
Net assets applicable to contracts in
accumulation period                                 $ 875,412          $ 1,300,884                  $--            $ 228,606
                                                    =========          ===========                  ===            =========
Accumulation units outstanding                        898,191              861,356                   --              143,309
                                                      =======              =======                 ====              =======
Net asset value per accumulation unit                  $ 0.97               $ 1.51                  $--               $ 1.60
                                                       ======               ======                  ===               ======

Assets                                                 IMG                   IGD                  IAG
Investments in shares of mutual funds
and portfolios:
  at cost                                          $ 2,293,731            $ 106,465            $ 495,089
                                                   -----------            ---------            ---------
  at market value                                  $ 2,387,570            $ 131,589            $ 672,739
Dividends receivable                                        --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase paymentments                         60                  100                  197
Receivable from mutual funds and portfolios
for share redemptions                                       --                   --                   --
                                                       -------              -------               ------
Total assets                                         2,387,630              131,689              672,936
                                                     =========              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                         2,610                  140                  611
  Administrative charge                                    640                   17                   73
  Contract terminations                                     --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                   --                   --                   --
                                                          ----                  ---                 ----
Total liabilities                                        3,250                  157                  684
                                                         -----                  ---                  ---
Net assets applicable to contracts in
accumulation period                                $ 2,384,380            $ 131,532            $ 672,252
                                                   -----------            ---------            ---------
Accumulation units outstanding                       1,961,883               87,802              427,306
                                                     =========               ======              =======
Net asset value per accumulation unit                   $ 1.22               $ 1.50               $ 1.57
                                                        ======               ======               ======
See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                             Segregated Asset Subaccounts
Assets                                                    IGN                  IIN                  IVA                  IIG
Investments in shares of mutual funds
and portfolios:
  at cost                                              $ 477,135            $ 306,272            $ 622,139            $ 204,383
                                                       ---------            ---------            ---------            ---------
  at market value                                      $ 579,552            $ 364,800            $ 714,243            $ 230,216
Dividends receivable                                          --                   --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                                49               50,025                   93                  202
Receivable from mutual funds and portfolios
for share redemptions                                        680                  303                  836                  274
                                                             ---                  ---                  ---                  ---
Total assets                                             580,281              415,128              715,172              230,692
                                                         =======              =======              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                             607                  271                  746                  245
  Administrative charge                                       73                   32                   90                   29
  Contract terminations                                       --                   --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                     49               50,025                   93                  202
                                                              --               ------                   --                  ---
Total liabilities                                            729               50,328                  929                  476
                                                             ---               ------                  ---                  ---
Net assets applicable to contracts
in accumulation period                                 $ 579,552            $ 364,800            $ 714,243            $ 230,216
                                                       =========            =========            =========            =========
Accumulation units outstanding                           380,785              229,735              481,544              179,829
                                                         =======              =======              =======              =======
Net asset value per accumulation unit                     $ 1.52               $ 1.59               $ 1.48               $ 1.28
                                                          ======               ======               ======               ======

Assets                                                   IVL                   ISB                  IWG
Investments in shares of mutual funds
and portfolios:
  at cost                                              $ 120,178          $ 2,278,074            $ 352,067
                                                       ---------          -----------            ---------
  at market value                                      $ 112,530          $ 2,571,831            $ 509,326
Dividends receivable                                          --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                                10                   45                  137
Receivable from mutual funds and portfolios
for share redemptions                                        134                2,923                  592
                                                             ---                -----                  ---
Total assets                                             112,674            2,574,799              510,055
                                                         =======            =========              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                             120                2,610                  528
  Administrative charge                                       14                  313                   63
  Contract terminations                                       --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                     10                   44                  137
                                                              --                   --                  ---
Total liabilities                                            144                2,967                  728
                                                             ---                -----                  ---
Net assets applicable to contracts
in accumulation period                                 $ 112,530          $ 2,571,832            $ 509,327
                                                       =========          ===========            =========
Accumulation units outstanding                           115,690            1,783,055              279,685
                                                         =======            =========              =======
Net asset value per accumulation unit                     $ 0.97               $ 1.44               $ 1.82
                                                          ======               ======               ======

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                           Segregated Asset Subaccounts
Assets                                                  IEQ                  IMD                  ISC                  IUS
Investments in shares of mutual funds
and portfolios:
  at cost                                            $ 106,207          $ 1,454,739            $ 122,574          $ 1,181,105
                                                     ---------          -----------            ---------          -----------
  at market value                                    $ 105,198          $ 1,459,230            $ 124,147          $ 1,117,900
Dividends receivable                                        --                   --                   --                2,294
Accounts receivable from American Centurion Life
for contract purchase payments                              98                1,990                  355                   --
Receivable from mutual funds and portfolios
for share redemptions                                      125                1,773                  148                1,376
                                                           ---                -----                  ---                -----
Total assets                                           105,421            1,462,993              124,650            1,121,570
                                                       =======            =========              =======            =========

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                           112                1,583                  132                1,198
  Administrative charge                                     13                  190                   16                  144
  Contract terminations                                     --                   --                   --                   34
Payable to mutual funds and portfolios
for investments purchased                                   98                1,990                  355                   --
                                                            --                -----                  ---
Total liabilities                                          223                3,763                  503                1,376
                                                           ---                -----                  ---                -----
Net assets applicable to contracts
in accumulation period                               $ 105,198          $ 1,459,230            $ 124,147          $ 1,120,194
                                                     =========          ===========            =========          ===========
Accumulation units outstanding                         101,116            1,292,784              125,478            1,070,012
                                                       =======            =========              =======            =========
Net asset value per accumulation unit                   $ 1.04               $ 1.13               $ 0.99               $ 1.05
                                                        ======               ======               ======               ======

Assets                                                    IGR                   IHI                  IDI
Investments in shares of mutual funds
and portfolios:
  at cost                                             $ 409,502            $ 273,664            $ 647,230
                                                      ---------            ---------            ---------
  at market value                                     $ 523,107            $ 271,409            $ 598,457
Dividends receivable                                         --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                               96                   63                   35
Receivable from mutual funds and portfolios
for share redemptions                                       619                  324                  718
                                                            ---                  ---                  ---
Total assets                                            523,822              271,796              599,210
                                                        =======              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                            553                  289                  641
  Administrative charge                                      66                   35                   77
  Contract terminations                                      --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                    96                   63                   35
                                                             --                   --                   --
Total liabilities                                           715                  387                  753
                                                            ---                  ---                  ---
Net assets applicable to contracts
in accumulation period                                $ 523,107            $ 271,409            $ 598,457
                                                      =========            =========            =========
Accumulation units outstanding                          328,913              252,767              604,703
                                                        =======              =======              =======
Net asset value per accumulation unit                    $ 1.59               $ 1.07               $ 0.99
                                                         ======               ======               ======

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                          Segregated Asset Subaccounts
Assets                                                 IPD                  IGI                  IPG                  IHY
Investments in shares of mutual funds
and portfolios:
  at cost                                           $ 445,094          $ 1,970,968            $ 958,557            $ 952,743
                                                    ---------          -----------            ---------            ---------
  at market value                                   $ 440,222          $ 1,925,898            $ 918,305            $ 847,850
Dividends receivable                                       --                   --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                              9                   --                  933                   53
Receivable from mutual funds and portfolios
for share redemptions                                     522                2,534                1,028                1,032
                                                          ---                -----                -----                -----
Total assets                                          440,753            1,928,432              920,266              848,935
                                                      =======            =========              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                          466                2,118                  918                  921
  Administrative charge                                    56                  254                  110                  111
  Contract terminations                                    --                  162                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                   9                   --                  933                   53
                                                            -                                       ---                   --
Total liabilities                                         531                2,534                1,961                1,085
                                                          ---                -----                -----                -----
Net assets applicable to contracts
in accumulation period                              $ 440,222          $ 1,925,898            $ 918,305            $ 847,850
                                                    =========          ===========            =========            =========
Accumulation units outstanding                        428,361            1,585,177              865,696              859,120
                                                      =======            =========              =======              =======
Net asset value per accumulation unit                  $ 1.03               $ 1.21               $ 1.06               $ 0.99
                                                       ======               ======               ======               ======

                                                                                                                   Combined
                                                                                                                   Variable
Assets                                               IPH                   INO                  IPV                 Account
Investments in shares of mutual funds
and portfolios:
  at cost                                          $ 257,734            $ 636,268            $ 722,011         $ 19,683,977
                                                   ---------            ---------            ---------         ------------
  at market value                                  $ 254,831          $ 1,017,527            $ 978,346         $ 21,259,010
Dividends receivable                                      --                   --                   --                7,691
Accounts receivable from American Centurion Life
for contract purchase payments                            63                    5                5,273               60,131
Receivable from mutual funds and portfolios
for share redemptions                                    302                1,032                1,095               18,370
                                                         ---                -----                -----               ------
Total assets                                         255,196            1,018,564              984,714           21,345,202
                                                     =======            =========              =======           ==========

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                         270                  921                  978               22,197
  Administrative charge                                   32                  111                  117                2,989
  Contract terminations                                   --                   --                   --                  196
Payable to mutual funds and portfolios
for investments purchased                                 63                    5                5,273               59,533
                                                          --                    -                -----               ------
Total liabilities                                        365                1,037                6,368               84,915
                                                         ---                -----                -----               ------
Net assets applicable to contracts
in accumulation period                             $ 254,831          $ 1,017,527            $ 978,346         $ 21,260,287
                                                   =========          ===========            =========         ============
Accumulation units outstanding                       235,336              470,907              538,322
                                                     =======              =======              =======
Net asset value per accumulation unit                 $ 1.08               $ 2.16               $ 1.82
                                                      ======               ======               ======

See accompanying notes to financial statements.

American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                      Segregated Asset Subaccounts
Investment income                                  ISI                  ICR                  IMS                  IIE
Dividend income from mutual funds
and portfolios                                   $ 51,970            $ 122,112                $ 304             $ 29,601
                                                 --------            ---------                -----             --------
Expenses:
Mortality and expense risk fee                      9,490               13,744                   86                1,778
Administrative charge                               1,139                1,649                   10                  213
                                                    -----                -----                   --                  ---
Total expenses                                     10,629               15,393                   96                1,991
                                                   ------               ------                   --                -----
Investment income (loss) - net                     41,341              106,719                  208               27,610
                                                   ======              =======                  ===               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              88,356              205,584               33,355               11,699
  Cost of investments sold                         93,485              189,208               33,354               10,630
                                                   ------              -------               ------               ------
Net realized gain (loss) on investments            (5,129)              16,376                    1                1,069
Net change in unrealized appreciation or
depreciation of investments                       (32,957)             113,510                   --               36,365
                                                  -------              -------                                    ------
Net gain (loss) on investments                    (38,086)             129,886                    1               37,434
                                                  -------              -------                    -               ------
Net increase (decrease) in net assets
resulting from operations                         $ 3,255            $ 236,605                $ 209             $ 65,044
                                                  =======            =========                =====             ========

Investment income                                  IMG                   IGD                  IAG                  IGN
Dividend income from mutual funds
and portfolios                                  $ 157,141              $ 1,250             $ 41,216              $ 4,732
                                                ---------              -------             --------              -------
Expenses:
Mortality and expense risk fee                     27,208                  933                4,521                3,145
Administrative charge                               3,244                  112                  488                  377
                                                    -----                  ---                  ---                  ---
Total expenses                                     30,452                1,045                5,009                3,522
                                                   ------                -----                -----                -----
Investment income (loss) - net                    126,689                  205               36,207                1,210
                                                  =======                  ===               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                             230,309                4,331               45,013               20,896
  Cost of investments sold                        226,977                3,999               42,311               19,798
                                                  -------                -----               ------               ------
Net realized gain (loss) on investments             3,332                  332                2,702                1,098
Net change in unrealized appreciation or
depreciation of investments                       149,290               24,990              198,877              102,338
                                                  -------               ------              -------              -------
Net gain (loss) on investments                    152,622               25,322              201,579              103,436
                                                  -------               ------              -------              -------
Net increase (decrease) in net assets
resulting from operations                       $ 279,311             $ 25,527            $ 237,786            $ 104,646
                                                =========             ========            =========            =========

See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Investment income                                    IIN1                  IVA                  IIG                  IVL
Dividend income from mutual funds
and portfolios                                      $ 6,235             $ 11,732                 $ 11              $ 3,908
                                                    -------             --------                 ----              -------
Expenses:
Mortality and expense risk fee                        1,166                3,700                1,642                  939
Administrative charge                                   140                  444                  197                  113
                                                        ---                  ---                  ---                  ---
Total expenses                                        1,306                4,144                1,839                1,052
                                                      -----                -----                -----                -----
Investment income (loss) - net                        4,929                7,588               (1,828)               2,856
                                                      =====                =====               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                               145,490               29,328                9,510                4,067
  Cost of investments sold                          132,262               28,083                9,120                4,100
                                                    -------               ------                -----                -----
Net realized gain (loss) on investments              13,228                1,245                  390                  (33)
Net change in unrealized appreciation or
depreciation of investments                          58,453               91,719               25,497               (7,725)
                                                     ------               ------               ------               ------
Net gain (loss) on investments                       71,681               92,964               25,887               (7,758)
                                                     ------               ------               ------               ------
Net increase (decrease) in net assets
resulting from operations                          $ 76,610            $ 100,552             $ 24,059             $ (4,902)
                                                   ========            =========             ========             ========

Investment income                                    ILA1                  IPA1                  ISB                  IWG
Dividend income from mutual funds
and portfolios                                       $ 2,711              $ 2,381             $ 40,723                $ 331
                                                     -------              -------             --------                -----
Expenses:
Mortality and expense risk fee                           544                  661               14,545                2,457
Administrative charge                                     65                   79                1,745                  295
Total expenses                                           609                  740               16,290                2,752
                                                         ---                  ---               ------                -----
Investment income (loss) - net                         2,102                1,641               24,433               (2,421)
                                                       =====                =====               ======               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                 58,946               69,319               91,094               22,754
  Cost of investments sold                            66,933               60,879               86,565               20,591
                                                      ------               ------               ------               ------
Net realized gain (loss) on investments               (7,987)               8,440                4,529                2,163
Net change in unrealized appreciation or
depreciation of investments                           12,986               (5,559)             292,607              156,868
                                                      ------               ------              -------              -------
Net gain (loss) on investments                         4,999                2,881              297,136              159,031
                                                       -----                -----              -------              -------
Net increase (decrease) in net assets
resulting from operations                            $ 7,101              $ 4,522            $ 321,569            $ 156,610
                                                     =======              =======            =========            =========

See accompanying notes to financial statements.
1Effective Oct.22, 1999, GT Global Variable Latin America Fund and GT Global New
 Pacific Fund merged into AIM V.I. International Equity Fund. Subaccounts ILA and IPA net assets were transferred to Subaccount IIN.



American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                     Segregated Asset Subaccounts
Investment income                                 IEQ                  IMD                  ISC                  IUS
Dividend income from mutual funds
and portfolios                                  $ 1,165             $ 65,295                $ 216             $ 55,044
                                                -------             --------                -----             --------
Expenses:
Mortality and expense risk fee                      869               18,029                1,056               14,317
Administrative charge                               104                2,163                  127                1,718
                                                    ---                -----                  ---                -----
Total expenses                                      973               20,192                1,183               16,035
                                                    ---               ------                -----               ------
Investment income (loss) - net                      192               45,103                 (967)              39,009
                                                    ===               ======                 ====               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                             3,829              206,355                4,684              190,526
  Cost of investments sold                        3,843              207,384                4,623              196,483
                                                  -----              -------                -----              -------
Net realized gain (loss) on investments             (14)              (1,029)                  61               (5,957)
Net change in unrealized appreciation or
depreciation of investments                      (1,084)               3,998                1,433              (68,282)
                                                 ------                -----                -----              -------
Net gain (loss) on investments                   (1,098)               2,969                1,494              (74,239)
                                                 ------                -----                -----              -------
Net increase (decrease) in net assets
resulting from operations                        $ (906)            $ 48,072                $ 527            $ (35,230)
                                                 ======             ========                =====            =========

Investment income                                  IGR                   IHI                  IDI                  IPD
Dividend income from mutual funds
and portfolios                                    $ 3,471              $ 5,014             $ 43,435             $ 12,347
                                                  -------              -------             --------             --------
Expenses:
Mortality and expense risk fee                      2,777                2,008                7,753                3,538
Administrative charge                                 333                  241                  930                  424
                                                      ---                  ---                  ---                  ---
Total expenses                                      3,110                2,249                8,683                3,962
                                                    -----                -----                -----                -----
Investment income (loss) - net                        361                2,765               34,752                8,385
                                                      ===                =====               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              24,489               10,421               99,286               17,739
  Cost of investments sold                         23,392               10,648              106,479               18,347
                                                   ------               ------              -------               ------
Net realized gain (loss) on investments             1,097                 (227)              (7,193)                (608)
Net change in unrealized appreciation or
depreciation of investments                       113,032               (2,269)             (25,850)              (4,902)
                                                  -------               ------              -------               ------
Net gain (loss) on investments                    114,129               (2,496)             (33,043)              (5,510)
                                                  -------               ------              -------               ------
Net increase (decrease) in net assets
resulting from operations                       $ 114,490                $ 269              $ 1,709              $ 2,875
                                                =========                =====              =======              =======

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                     Segregated Asset Subaccounts
Investment income                                  IGI                  IPG                  IHY                  IPH
Dividend income from mutual funds
and portfolios                                  $ 170,682             $ 18,721             $ 98,345             $ 10,848
                                                ---------             --------             --------             --------
Expenses:
Mortality and expense risk fee                     25,746                5,629               11,485                2,053
Administrative charge                               3,089                  675                1,378                  246
                                                    -----                  ---                -----                  ---
Total expenses                                     28,835                6,304               12,863                2,299
                                                   ------                -----               ------                -----
Investment income (loss) - net                    141,847               12,417               85,482                8,549
                                                  =======               ======               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                             251,833               60,812              330,749                8,604
  Cost of investments sold                        248,495               63,210              366,045                8,959
                                                  -------               ------              -------                -----
Net realized gain (loss) on investments             3,338               (2,398)             (35,296)                (355)
Net change in unrealized appreciation or
depreciation of investments                      (138,711)             (40,552)              (8,734)              (2,934)
                                                 --------              -------               ------               ------
Net gain (loss) on investments                   (135,373)             (42,950)             (44,030)              (3,289)
                                                 --------              -------              -------               ------
Net increase (decrease) in net assets
resulting from operations                         $ 6,474            $ (30,533)            $ 41,452              $ 5,260
                                                  =======            =========             ========              =======

                                                                                           Combined
                                                                                           Variable
Investment income                                   INO                   IPV               Account
Dividend income from mutual funds
and portfolios                                    $ 7,442              $ 9,950            $ 978,333
                                                  -------              -------            ---------
Expenses:
Mortality and expense risk fee                      7,399                4,073              193,291
Administrative charge                                 888                  489               23,115
                                                      ---                  ---               ------
Total expenses                                      8,287                4,562              216,406
                                                    -----                -----              -------
Investment income (loss) - net                       (845)               5,388              761,927
                                                     ====                =====              =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              74,440               31,926            2,385,744
  Cost of investments sold                         61,550               26,354            2,374,107
                                                   ------               ------            ---------
Net realized gain (loss) on investments            12,890                5,572               11,637
Net change in unrealized appreciation or
depreciation of investments                       328,748              255,278            1,626,430
                                                  -------              -------            ---------
Net gain (loss) on investments                    341,638              260,850            1,638,067
                                                  -------              -------            ---------
Net increase (decrease) in net assets
resulting from operations                       $ 340,793            $ 266,238          $ 2,399,994
                                                =========            =========          ===========


See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Operations                                           ISI                   ICR                  IMS                  IIE
Investment income (loss) - net                     $ 41,341            $ 106,719                $ 208             $ 27,610
Net realized gain (loss) on investments              (5,129)              16,376                    1                1,069
Net change in unrealized appreciation
or depreciation of investments                      (32,957)             113,510                   --               36,365
                                                    -------              -------                                    ------
Net increase (decrease) in net assets
resulting from operations                             3,255              236,605                  209               65,044
                                                      =====              =======                  ===               ======

Contract transactions
Contract purchase payments                          401,663              185,591                   (2)             106,161
Net transfers*                                      (36,908)               8,314                   (2)                (340)
Contract charges                                       (362)                (729)                  --                  (72)
Contract terminations:
  Surrender benefits                                (24,386)             (28,073)                  --               (4,230)
  Death benefits                                    (17,796)             (32,930)             (13,371)                  --
                                                    -------              -------              -------
Increase (decrease) from contract transactions      322,211              132,173              (13,375)             101,519
                                                    -------              -------              -------              -------
Net assets at beginning of year                     549,946              932,106               13,166               62,043
                                                    -------              -------               ------               ------
Net assets at end of year                         $ 875,412          $ 1,300,884                  $--            $ 228,606
                                                  =========          ===========                  =              =========

Accumulation unit activity
Units outstanding at beginning of year              566,274              753,273               13,026               55,847
Contract purchase payments                          423,401              144,018                   --               92,121
Net transfers*                                      (38,331)              12,483                   --                 (251)
Contract terminations:
  Surrender benefits and contract charges           (34,699)             (22,715)                                   (4,408)
  Death benefits                                    (18,454)             (25,703)             (13,026)                  --
                                                    -------              -------              -------               ------
Units outstanding at end of year                    898,191              861,356                   --              143,309
                                                    =======              =======              =======              =======

Operations                                           IMG                   IGD                  IAG                  IGN
Investment income (loss) - net                    $ 126,689                $ 205             $ 36,207              $ 1,210
Net realized gain (loss) on investments               3,332                  332                2,702                1,098
Net change in unrealized appreciation
or depreciation of investments                      149,290               24,990              198,877              102,338
                                                    -------               ------              -------              -------
Net increase (decrease) in net assets
resulting from operations                           279,311               25,527              237,786              104,646
                                                    =======               ======              =======              =======

Contract transactions
Contract purchase payments                          362,964              104,322              120,273              430,330
Net transfers*                                       63,127                 (599)              78,648               41,376
Contract charges                                     (1,393)                 (17)                (225)                 (10)
Contract terminations:
  Surrender benefits                                (49,775)              (1,991)             (12,836)              (3,983)
  Death benefits                                    (40,106)                  --               (2,283)                  --
                                                    -------                                    ------
Increase (decrease) from contract transactions      334,817              101,715              183,577              467,713
                                                    -------              -------              -------              -------
Net assets at beginning of year                   1,770,252                4,290              250,889                7,193
                                                  ---------                -----              -------                -----
Net assets at end of year                       $ 2,384,380            $ 131,532            $ 672,252            $ 579,552
                                                ===========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year            1,649,611                3,727              268,836                6,256
Contract purchase payments                          331,224               87,127              128,579              353,412
Net transfers*                                       64,220                 (465)              45,282               31,325
Contract terminations:
  Surrender benefits and contract charges           (46,817)              (2,587)             (12,987)             (10,208)
  Death benefits                                    (36,355)                  --               (2,404)                  --
                                                    -------                                    ------
Units outstanding at end of year                  1,961,883               87,802              427,306              380,785
                                                  =========               ======              =======              =======


*Includes    transfer    activity    from    (to)    other    subaccounts    and
andntransfersmfrom)(to)rAmericantCenturioneLife'sefixedoaccount.


See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Operations                                           IIN1                   IVA                  IIG                  IVL
Investment income (loss) - net                      $ 4,929              $ 7,588             $ (1,828)             $ 2,856
Net realized gain (loss) on investments              13,228                1,245                  390                  (33)
Net change in unrealized appreciation or
depreciation of investments                          58,453               91,719               25,497               (7,725)
                                                     ------               ------               ------               ------
Net increase (decrease) in net assets
resulting from operations                            76,610              100,552               24,059               (4,902)
                                                     ======              =======               ======               ======

Contract transactions
Contract purchase payments                          107,070              589,120              190,319              113,460
Net transfers*                                      181,317               20,605                9,052                2,574
Contract charges                                        (17)                  (5)                  (5)                  (4)
Contract terminations:
  Surrender benefits                                 (4,473)              (5,305)              (2,426)              (1,916)
  Death benefits                                         --                   --                   --                   --
                                                       ----                -----               ------                -----
Increase (decrease) from contract transactions      283,897              604,415              196,940              114,114
                                                    -------              -------              -------              -------
Net assets at beginning of year                       4,293                9,276                9,217                3,318
                                                      -----                -----                -----                -----
Net assets at end of year                         $ 364,800            $ 714,243            $ 230,216            $ 112,530
                                                  =========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year                4,138                8,011                8,382                3,334
Contract purchase payments                          102,927              475,243              171,234              112,972
Net transfers*                                      127,345               16,133                7,543                2,566
Contract terminations:
  Surrender benefits and contract charges            (4,675)             (17,843)              (7,330)              (3,182)
  Death benefits                                         --                   --                   --                   --
                                                       ----                -----               ------                -----
Units outstanding at end of year                    229,735              481,544              179,829              115,690
                                                    =======              =======              =======              =======

Operations                                           ILA1                 IPA1                  ISB                  IWG
Investment income (loss) - net                     $ 2,102              $ 1,641             $ 24,433             $ (2,421)
Net realized gain (loss) on investments             (7,987)               8,440                4,529                2,163
Net change in unrealized appreciation or
depreciation of investments                         12,986               (5,559)             292,607              156,868
                                                    ------               ------              -------              -------
Net increase (decrease) in net assets
resulting from operations                            7,101                4,522              321,569              156,610
                                                     =====                =====              =======              =======

Contract transactions
Contract purchase payments                             780                  740            2,160,403              333,774
Net transfers*                                     (52,525)             (69,351)              63,447               10,599
Contract charges                                       (52)                 (69)                 (53)                 (13)
Contract terminations:
  Surrender benefits                                  (699)                (997)             (16,078)              (3,825)
  Death benefits                                        --                   --                   --                   --
                                                    ------                 ----                -----               ------
Increase (decrease) from contract transactions     (52,496)             (69,677)           2,207,719              340,535
                                                   -------              -------            ---------              -------
Net assets at beginning of year                     45,395               65,155               42,544               12,182
                                                    ------               ------               ------               ------
Net assets at end of year                              $--                  $--          $ 2,571,832            $ 509,327
                                                       =                    =            ===========            =========

Accumulation unit activity
Units outstanding at beginning of year              70,677               79,763               36,869               10,848
Contract purchase payments                             986                  850            1,755,815              274,020
Net transfers*                                     (70,500)             (79,357)              47,214                7,716
Contract terminations:
  Surrender benefits and contract charges           (1,163)              (1,256)             (56,843)             (12,899)
  Death benefits                                        --                   --                   --                   --
                                                       ---                 ----                -----               ------
Units outstanding at end of year                        --                   --            1,783,055              279,685
                                                                                           =========              =======

*Includes    transfer    activity    from    (to)    other    subaccounts    and
transfers from(to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

1Effective Oct.22, 1999, GT Global Variable Latin America Fund and GT Global New
Pacific Fund merged into AIM V.I. International Equity Fund. Subaccounts ILA and
IPA net assets were transferred to Subaccount IIN.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts
Operations                                          IEQ                   IMD                  ISC                  IUS
Investment income (loss) - net                      $ 192             $ 45,103               $ (967)            $ 39,009
Net realized gain (loss) on investments               (14)              (1,029)                  61               (5,957)
Net change in unrealized appreciation
or depreciation of investments                     (1,084)               3,998                1,433              (68,282)
                                                   ------                -----                -----              -------
Net increase (decrease) in net assets
resulting from operations                            (906)              48,072                  527              (35,230)
                                                     ====               ======                  ===              =======

Contract transactions
Contract purchase payments                        101,775              199,855              117,052              196,932
Net transfers*                                      2,836             (103,369)                 544             (105,933)
Contract charges                                       (4)                (895)                 (11)                (695)
Contract terminations:
  Surrender benefits                               (1,859)             (40,333)              (2,390)             (44,689)
  Death benefits                                       --              (32,863)                  --              (14,844)
                                                                       -------                                   -------
Increase (decrease) from contract transactions    102,748               22,395              115,195               30,771
                                                  -------               ------              -------               ------
Net assets at beginning of year                     3,356            1,388,763                8,425            1,124,653
                                                    -----            ---------                -----            ---------
Net assets at end of year                       $ 105,198          $ 1,459,230            $ 124,147          $ 1,120,194
                                                =========          ===========            =========          ===========

Accumulation unit activity
Units outstanding at beginning of year              3,262            1,273,953                8,243            1,041,627
Contract purchase payments                         98,155              180,531              120,443              191,109
Net transfers*                                      2,735              (93,821)                 569              (99,550)
Contract terminations:
  Surrender benefits and contract charges          (3,036)             (38,323)              (3,777)             (48,964)
  Death benefits                                       --              (29,556)                  --              (14,210)
                                                                       -------                                   -------
Units outstanding at end of year                  101,116            1,292,784              125,478            1,070,012
                                                  =======            =========              =======            =========

Operations                                            IGR                  IHI                  IDI                  IPD
Investment income (loss) - net                       $ 361              $ 2,765             $ 34,752              $ 8,385
Net realized gain (loss) on investments              1,097                 (227)              (7,193)                (608)
Net change in unrealized appreciation
or depreciation of investments                     113,032               (2,269)             (25,850)              (4,902)
                                                   -------               ------              -------               ------
Net increase (decrease) in net assets
resulting from operations                          114,490                  269                1,709                2,875
                                                   =======                  ===                =====                =====

Contract transactions
Contract purchase payments                         394,411              271,008                8,473              422,584
Net transfers*                                       4,367                  240              (34,641)               6,165
Contract charges                                       (11)                 (13)                (413)                 (24)
Contract terminations:
  Surrender benefits                                (3,296)              (6,162)             (22,652)              (5,685)
  Death benefits                                        --                   --               (6,669)                  --
                                                                                              ------
Increase (decrease) from contract transactions     395,471              265,073              (55,902)             423,040
                                                   -------              -------              -------              -------
Net assets at beginning of year                     13,146                6,067              652,650               14,307
                                                    ------                -----              -------               ------
Net assets at end of year                        $ 523,107            $ 271,409            $ 598,457            $ 440,222
                                                 =========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year              11,547                5,811              661,787               13,968
Contract purchase payments                         325,692              256,276                8,605              422,578
Net transfers*                                       3,304                  220              (35,204)               6,062
Contract terminations:
  Surrender benefits and contract charges          (11,630)              (9,540)             (23,622)             (14,247)
  Death benefits                                        --                   --               (6,863)                  --
                                                                                              ------
Units outstanding at end of year                   328,913              252,767              604,703              428,361
                                                   =======              =======              =======              =======

*Includes    transfer    activity    from    (to)    other    subaccounts    and
transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Operations                                            IGI                   IPG                  IHY                  IPH
Investment income (loss) - net                     $ 141,847             $ 12,417             $ 85,482              $ 8,549
Net realized gain (loss) on investments                3,338               (2,398)             (35,296)                (355)
Net change in unrealized appreciation or
depreciation of investments                         (138,711)             (40,552)              (8,734)              (2,934)
                                                    --------              -------               ------               ------
Net increase (decrease) in net assets
resulting from operations                              6,474              (30,533)              41,452                5,260
                                                       =====              =======               ======                =====

Contract transactions
Contract purchase payments                            29,292              907,600               10,189              232,137
Net transfers*                                       127,495               28,698             (232,913)               5,620
Contract charges                                      (1,841)                 (25)                (720)                 (20)
Contract terminations:
  Surrender benefits                                 (47,422)              (5,757)             (25,477)              (3,079)
  Death benefits                                     (53,441)                  --              (31,391)                  --
                                                     -------                                   -------
Increase (decrease) from contract transactions        54,083              930,516             (280,312)             234,658
                                                      ------              -------             --------              -------
Net assets at beginning of year                    1,865,341               18,322            1,086,710               14,913
                                                   ---------               ------            ---------               ------
Net assets at end of year                        $ 1,925,898            $ 918,305            $ 847,850            $ 254,831
                                                 ===========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year             1,537,953               17,282            1,150,196               14,370
Contract purchase payments                            22,861              857,722               10,567              222,400
Net transfers*                                       104,733               26,867             (242,135)               5,283
Contract terminations:
  Surrender benefits and contract charges            (39,052)             (36,175)             (27,059)              (6,717)
  Death benefits                                     (41,318)                  --              (32,449)                  --
                                                     -------                                   -------
Units outstanding at end of year                   1,585,177              865,696              859,120              235,336
                                                   =========              =======              =======              =======



Operations                                             INO                  IPV               Account
Investment income (loss) - net                        $ (845)             $ 5,388           $ 761,927
Net realized gain (loss) on investments               12,890                5,572              11,637
Net change in unrealized appreciation or
depreciation of investments                          328,748              255,278           1,626,430
                                                     -------              -------           ---------
Net increase (decrease) in net assets
resulting from operations                            340,793              266,238           2,399,994
                                                     =======              =======           =========

Contract transactions
Contract purchase payments                             5,641              666,916           8,770,833
Net transfers*                                       153,891               33,142             205,476
Contract charges                                        (548)                 (23)             (8,269)
Contract terminations:
  Surrender benefits                                 (11,362)              (4,188)           (385,344)
  Death benefits                                      (2,294)                  --            (247,988)
                                                      ------                                 --------
Increase (decrease) from contract transactions       145,328              695,847           8,334,708
                                                     -------              -------           ---------
Net assets at beginning of year                      531,406               16,261          10,525,585
                                                     -------               ------          ----------
Net assets at end of year                        $ 1,017,527            $ 978,346        $ 21,260,287
                                                 ===========            =========        ============

Accumulation unit activity
Units outstanding at beginning of year               410,715               13,942
Contract purchase payments                             4,022              523,883
Net transfers*                                        65,751               20,081
Contract terminations:
  Surrender benefits and contract charges             (7,893)             (19,584)
  Death benefits                                      (1,688)                  --
                                                      ------
Units outstanding at end of year                     470,907              538,322
                                                     =======              =======

*Includes    transfer    activity    from    (to)    other    subaccounts    and
transfers from(to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                       Segregated Asset Subaccounts
Operations                                            ISI                 ICR                 IMS                 IIE
Investment income (loss) - net                    $ 17,937            $ 59,844               $ 238               $ 117
Net realized gain (loss) on investments               (569)             (1,218)                 --                  88
Net change in unrealized appreciation or
depreciation of investments                        (26,306)             23,486                  --              (1,959)
                                                   -------              ------                                  ------
Net increase (decrease) in net assets
resulting from operations                           (8,938)             82,112                 238              (1,754)
                                                    ======              ======                 ===              ======

Contract transactions
Contract purchase payments                         576,127             865,655              22,711              66,479
Net transfers**                                     (1,741)             (1,311)             (9,783)                 --
Contract terminations:
  Surrender benefits and contract charges          (13,553)            (13,018)                 --              (2,682)
  Death benefits                                    (1,949)             (1,332)                 --                  --
                                                    ------              ------
Increase (decrease) from contract transactions     558,884             849,994              12,928              63,797
                                                   -------             -------              ------              ------
Net assets at beginning of year                         --                  --                  --                  --
                                                  --------             -------             -------              ------
Net assets at end of year                        $ 549,946           $ 932,106            $ 13,166            $ 62,043
                                                 =========           =========            ========            ========

Accumualtion unit activity
Units outstanding at beginning of year                  --                  --                  --                  --
Contract purchase payments                         584,020             767,627              22,831              58,109
Net transfers**                                     (1,886)             (1,222)             (9,805)                 --
Contract terminations:
  Surrender benefits and contract charges          (13,858)            (11,946)                 --              (2,262)
  Death benefits                                    (2,002)             (1,186)                 --                  --
                                                    ------              ------
Units outstanding at end of year                   566,274             753,273              13,026              55,847
                                                   =======             =======              ======              ======


Operations                                             IMG                IGD*                 IAG                IGN*
Investment income (loss) - net                    $ 159,505                  --            $ 13,832                $ (1)
Net realized gain (loss) on investments              (2,914)                 --                (662)                 --
Net change in unrealized appreciation or
depreciation of investments                         (55,451)                134             (21,227)                 79
                                                    -------                 ---             -------                  --
Net increase (decrease) in net assets
resulting from operations                           101,140                 134              (8,057)                 78
                                                    =======                 ===              ======                  ==

Contract transactions
Contract purchase payments                        1,690,804               4,156             265,523               7,115
Net transfers**                                      (2,260)                 --                (422)                 --
Contract terminations:
  Surrender benefits and contract charges           (17,219)                 --              (5,608)                 --
  Death benefits                                     (2,213)                 --                (547)                 --
                                                     ------                                    ----
Increase (decrease) from contract transactions    1,669,112               4,156             258,946               7,115
                                                  ---------               -----             -------               -----
Net assets at beginning of year                          --                  --                  --                  --
Net assets at end of year                       $ 1,770,252             $ 4,290           $ 250,889             $ 7,193
                                                ===========             =======           =========             =======

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --                  --                  --
Contract purchase payments                        1,671,564               3,727             275,694               6,256
Net transfers**                                      (2,378)                 --                (521)                 --
Contract terminations:
  Surrender benefits and contract charges           (17,394)                 --              (5,690)                 --
  Death benefits                                     (2,181)                 --                (647)                 --
                                                     ------                                    ----
Units outstanding at end of year                  1,649,611               3,727             268,836               6,256
                                                  =========               =====             =======               =====



* For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.

**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                         Segregated Asset Subaccounts
Operations                                             IIN*                IVA*                IIG*                IVL*
Investment income (loss) - net                         $ 5               $ 253                $ 19                $ (1)
Net realized gain (loss) on investments                 --                  --                  --                  --
Net change in unrealized appreciation or
depreciation of investments                             75                 385                 336                  77
                                                        --                 ---                 ---                  --
Net increase (decrease) in net assets
resulting from operations                               80                 638                 355                  76
                                                        ==                 ===                 ===                  ==

Contract transactions
Contract purchase payments                           4,213               8,638               8,862               3,242
Net transfers**                                         --                  --                  --                  --
Contract terminations:
  Surrender benefits and contract charges               --                  --                  --                  --
  Death benefits                                        --                  --                  --                  --
                                                       ---                 ---                 ---                 ---
Increase (decrease) from contract transactions       4,213               8,638               8,862               3,242
                                                     -----               -----               -----               -----
Net assets at beginning of year                         --                  --                  --                  --
                                                     -----               -----               -----               -----
Net assets at end of year                          $ 4,293             $ 9,276             $ 9,217             $ 3,318
                                                   =======             =======             =======             =======

Accumualtion unit activity
Units outstanding at beginning of year                  --                  --                  --                  --
Contract purchase payments                           4,138               8,011               8,382               3,334
Net transfers**                                         --                  --                  --                  --
Contract terminations:
  Surrender benefits and contract charges               --                  --                  --                  --
  Death benefits                                        --                  --                  --                  --
                                                     -----               -----               -----               -----
Units outstanding at end of year                     4,138               8,011               8,382               3,334
                                                     =====               =====               =====               =====

Operations                                             ILA                 IPA                ISB*                IWG*
Investment income (loss) - net                       $ 67                $ 42               $ 405                 $ 3
Net realized gain (loss) on investments              (339)                (71)                 --                  --
Net change in unrealized appreciation or
depreciation of investments                       (12,986)              5,559               1,150                 391
                                                  -------               -----               -----                 ---
Net increase (decrease) in net assets
resulting from operations                         (13,258)              5,530               1,555                 394
                                                  =======               =====               =====                 ===

Contract transactions
Contract purchase payments                         61,792              62,912              40,989              11,788
Net transfers**                                      (435)               (681)                 --                  --
Contract terminations:
  Surrender benefits and contract charges          (2,704)             (2,606)                 --                  --
  Death benefits                                       --                  --                  --                  --
                                                     ----               -----               -----               -----
Increase (decrease) from contract transactions     58,653              59,625              40,989              11,788
                                                   ------              ------              ------              ------
Net assets at beginning of year                        --                  --                  --                  --
                                                  -------              ------              ------             -------
Net assets at end of year                        $ 45,395            $ 65,155            $ 42,544            $ 12,182
                                                 ========            ========            ========            ========

Accumualtion unit activity
Units outstanding at beginning of year                 --                  --                  --                  --
Contract purchase payments                         74,439              83,976              36,869              10,848
Net transfers**                                      (667)               (841)                 --                  --
Contract terminations:
  Surrender benefits and contract charges          (3,095)             (3,372)                 --                  --
  Death benefits                                       --                  --                  --                  --
                                                    -----               -----               -----              ------
Units outstanding at end of year                   70,677              79,763              36,869              10,848
                                                   ======              ======              ======              ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                         Segregated Asset Subaccounts
Operations                                             IEQ*                 IMD                ISC*                 IUS
Investment income (loss) - net                         $ (1)           $ (8,116)               $ (7)           $ 36,001
Net realized gain (loss) on investments                  --              (4,073)                 --                 668
Net change in unrealized appreciation or
depreciation of investments                              75                 493                 140               5,077
                                                         --                 ---                 ---               -----
Net increase (decrease) in net assets
resulting from operations                                74             (11,696)                133              41,746
                                                         ==             =======                 ===              ======

Contract transactions
Contract purchase payments                            3,282           1,442,406               8,292           1,116,209
Net transfers**                                          --              (2,193)                 --              (4,329)
Contract terminations:
  Surrender benefits and contract charges                --             (37,628)                 --             (24,313)
  Death benefits                                         --              (2,126)                 --              (4,660)
                                                                         ------                                  ------
Increase (decrease) from contract transactions        3,282           1,400,459               8,292           1,082,907
                                                      -----           ---------               -----           ---------
Net assets at beginning of year                          --                  --                  --                  --
                                                       ----           ---------                ----           ---------
Net assets at end of year                           $ 3,356         $ 1,388,763             $ 8,425         $ 1,124,653
                                                    =======         ===========             =======         ===========

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --                  --                  --
Contract purchase payments                            3,262           1,314,197               8,243           1,072,494
Net transfers**                                          --              (2,086)                 --              (3,866)
Contract terminations:
  Surrender benefits and contract charges                --             (36,162)                 --             (22,701)
  Death benefits                                         --              (1,996)                 --              (4,300)
                                                                         ------                                  ------
Units outstanding at end of year                      3,262           1,273,953               8,243           1,041,627
                                                      =====           =========               =====           =========

Operations                                              IGR*               IHI*                 IDI                IPD*
Investment income (loss) - net                         $ (8)               $ (2)             $ (634)               $ (3)
Net realized gain (loss) on investments                  --                  --              (2,033)                 --
Net change in unrealized appreciation or
depreciation of investments                             573                  14             (22,923)                 30
                                                        ---                  --             -------                  --
Net increase (decrease) in net assets
resulting from operations                               565                  12             (25,590)                 27
                                                        ===                  ==             =======                  ==

Contract transactions
Contract purchase payments                           12,581               6,055             695,879              14,280
Net transfers**                                          --                  --              (1,610)                 --
Contract terminations:
  Surrender benefits and contract charges                --                  --             (14,129)                 --
  Death benefits                                         --                  --              (1,900)                 --
                                                                                             ------
Increase (decrease) from contract transactions       12,581               6,055             678,240              14,280
                                                     ------               -----             -------              ------
Net assets at beginning of year                          --                  --                  --                  --
                                                     ------                ----             -------              ------
Net assets at end of year                          $ 13,146             $ 6,067           $ 652,650            $ 14,307
                                                   ========             =======           =========            ========

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --                  --                  --
Contract purchase payments                           11,547               5,811             679,470              13,968
Net transfers**                                          --                  --              (1,749)                 --
Contract terminations:
  Surrender benefits and contract charges                --                  --             (14,013)                 --
  Death benefits                                         --                  --              (1,921)                 --
                                                                                             ------
Units outstanding at end of year                     11,547               5,811             661,787              13,968
                                                     ======               =====             =======              ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                          Segregated Asset Subaccounts
Operations                                               IGI                IPG*                 IHY                IPH*
Investment income (loss) - net                         $ 6,368               $ (12)           $ (1,754)               $ (4)
Net realized gain (loss) on investments                 (3,971)                 --              (7,209)                 --
Net change in unrealized appreciation or
depreciation of investments                             93,641                 300             (96,159)                 31
                                                        ------                 ---             -------                  --
Net increase (decrease) in net assets
resulting from operations                               96,038                 288            (105,122)                 27
                                                        ======                 ===            ========                  ==

Contract transactions
Contract purchase payments                           1,809,462              18,034           1,209,995              14,886
Net transfers**                                         (1,614)                 --              (2,191)                 --
Contract terminations:
  Surrender benefits and contract charges              (37,192)                 --             (14,168)                 --
  Death benefits                                        (1,353)                 --              (1,804)                 --
                                                        ------                                  ------
Increase (decrease) from contract transactions       1,769,303              18,034           1,191,832              14,886
                                                     ---------              ------           ---------              ------
Net assets at beginning of year                             --                  --                  --                  --
                                                       -------             -------             -------             -------
Net assets at end of year                          $ 1,865,341            $ 18,322         $ 1,086,710            $ 14,913
                                                   ===========            ========         ===========            ========

Accumualtion unit activity
Units outstanding at beginning of year                      --                  --                  --                  --
Contract purchase payments                           1,574,334              17,282           1,168,801              14,370
Net transfers**                                         (1,454)                 --              (2,453)                 --
Contract terminations:
  Surrender benefits and contract charges              (33,771)                 --             (14,256)                 --
  Death benefits                                        (1,156)                 --              (1,896)                 --
                                                        ------                                  ------
Units outstanding at end of year                     1,537,953              17,282           1,150,196              14,370
                                                     =========              ======           =========              ======

                                                                                           Combined
                                                                                           Variable
Operations                                            INO                 IPV*              Account
Investment income (loss) - net                     $ (2,825)              $ (11)          $ 281,257
Net realized gain (loss) on investments                (731)                 --             (23,034)
Net change in unrealized appreciation or
depreciation of investments                          52,511               1,057             (51,397)
                                                     ------               -----             -------
Net increase (decrease) in net assets
resulting from operations                            48,955               1,046             206,826
                                                     ======               =====             =======

Contract transactions
Contract purchase payments                          497,803              15,215          10,565,385
Net transfers**                                         594                  --             (27,976)
Contract terminations:
  Surrender benefits and contract charges           (15,309)                 --            (200,129)
  Death benefits                                       (637)                 --             (13,027)
                                                       ----                                 -------
Increase (decrease) from contract transactions      482,451              15,215           6,900,942
                                                    -------              ------           ---------
Net assets at beginning of year                          --                  --                  --
                                                       ----                ----                ----
Net assets at end of year                         $ 531,406            $ 16,261         $ 6,942,893
                                                  =========            ========         ===========

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --
Contract purchase payments                          423,873              13,942
Net transfers**                                         421                  --
Contract terminations:
  Surrender benefits and contract charges           (13,018)                 --
  Death benefits                                       (561)                 --
                                                       ----
Units outstanding at end of year                    410,715              13,942
                                                    =======              ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.



American Centurion Variable Annuity Account

Notes to Financial Statements

1. ORGANIZATION

American  Centurion Variable Annuity Account (the Account) was established under
New York law on Oct.12, 1995 and the subaccounts are registered together as a single unit investment trust of American Centurion Life Insurance Company
(American  Centurion Life) under the Investment  Company Act of 1940, as amended
(the 1940 Act).

The  Account  is  comprised  of various  subaccounts.  Each  subaccount  invests exclusively in shares of the following mutual funds or portfolios (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified for GT Global Variable Latin America Fund), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
ISI              AXPSM Variable Portfolio-- Bond Fund                        IDS Life Insurance Company 1
ICR              AXPSM Variable Portfolio-- Capital Resource Fund            IDS Life Insurance Company 1
IMS              AXPSM Variable Portfolio-- Cash Management Fund             IDS Life Insurance Company 1
IIE              AXPSM Variable Portfolio-- International Fund               IDS Life Insurance Company 2
IMG              AXPSM Variable Portfolio-- Managed Fund                     IDS Life Insurance Company 1
IGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)           IDS Life Insurance Company 1
IAG              AXPSM Variable Portfolio-- Strategy Aggressive Fund         IDS Life Insurance Company 1
IGN              AIM V.I. Growth and Income Fund                             A I M Advisors, Inc.
IIN              AIM V.I. International Equity Fund3                         A I M Advisors, Inc.
IVA              AIM V.I. Value Fund                                         A I M Advisors, Inc.
IIG              American Century VP Income and Growth                       American Century Investment Management, Inc.
IVL              American Century VP Value                                   American Century Investment Management, Inc.
ILA              GT Global Variable Latin America Fund3                      A I M Advisors, Inc.
IPA              GT Global Variable New Pacific Fund3                        A I M Advisors, Inc.
ISB              Janus Aspen Series Balanced Portfolio: Institutional        Janus Capital Corporation
                 Shares
IWG              Janus Aspen Series Worldwide Growth Portfolio:              Janus Capital Corporation
                 Institutional Shares
IEQ              OCC Accumulation Trust Equity Portfolio                     OpCap Advisors
IMD              OCC Accumulation Trust Managed Portfolio                    OpCap Advisors
ISC              OCC Accumulation Trust Small Cap Portfolio                  OpCap Advisors
IUS              OCC Accumulation Trust U.S. Government Income Portfolio     OpCap Advisors
IGR              Oppenheimer Capital Appreciation Fund/VA                    Oppenheimer Funds, Inc.
IHI              Oppenheimer High Income Fund/VA                             Oppenheimer Funds, Inc.
IDI              Putnam VT Diversified Income Fund - Class IA Shares         Putnam Investment Management, Inc.
IPD              Putnam VT Diversified Income Fund - Class IB Shares         Putnam Investment Management, Inc.
IGI              Putnam VT Growth and Income Fund - Class IA Shares          Putnam Investment Management, Inc.
IPG              Putnam VT Growth and Income Fund - Class IB Shares          Putnam Investment Management, Inc.
IHY              Putnam VT High Yield Fund - Class IA Shares                 Putnam Investment Management, Inc.
IPH              Putnam VT High Yield Fund - Class IB Shares                 Putnam Investment Management, Inc.
INO              Putnam VT New Opportunities Fund - Class IA Shares          Putnam Investment Management, Inc.
IPV              Putnam VT Voyager Fund - Class IB Shares                    Putnam Investment Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.

2 AEFC  is  the  investment  advisor  and  American  Express  Asset  Management
  International Inc. is the sub-investment advisor.

3 Effective  Oct. 22, 1999, GT Global  Variable Latin America Fund and GT Global
  Variable  New  Pacific  Fund  merged into AIM V.I.  International  Equity
  Fund. Subaccount ILA and IPA net assets were transferred to subaccount IIN.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Centurion Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Centurion Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Centurion Life does not expect to profit from this charge. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Centurion Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $6,481 in 1999 and $3,628 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount      Investment                                                      Shares        NAV
ISI             AXPSM Variable Portfolio-- Bond Fund                            82,611     $10.54
ICR             AXPSM Variable Portfolio-- Capital Resource Fund                35,784      36.40
IMS             AXPSM Variable Portfolio-- Cash Management Fund                     --       1.00
IIE             AXPSM Variable Portfolio-- International Fund                   11,802      19.38
IMG             AXPSM Variable Portfolio-- Managed Fund                        120,486      19.82
IGD             AXPSM Variable Portfolio-- New Dimensions Fund(R)                5,757      22.86
IAG             AXPSM Variable Portfolio-- Strategy Aggressive Fund             28,129      23.92
IGN             AIM V.I. Growth and Income Fund                                 18,346      31.59
IIN             AIM V.I. International Equity Fund                              12,455      29.29
IVA             AIM V.I. Value Fund                                             21,321      33.50
IIG             American Century VP Income and Growth                           28,777       8.00
IVL             American Century VP Value                                       18,913       5.95
ISB             Janus Aspen Series Balanced Portfolio: Institutional Shares     92,114      27.92
IWG             Janus Aspen Series Worldwide Growth Portfolio:
                Institutional Shares                                            10,667      47.75
IEQ             OCC Accumulation Trust Equity Portfolio                          2,801      37.56
IMD             OCC Accumulation Trust Managed Portfolio                        33,430      43.65
ISC             OCC Accumulation Trust Small Cap Portfolio                       5,513      22.52
IUS             OCC Accumulation Trust U.S. Government Income Portfolio        111,790      10.00
IGR             Oppenheimer Capital Appreciation Fund/VA                        10,496      49.84
IHI             Oppenheimer High Income Fund/VA                                 25,318      10.72
IDI             Putnam VT Diversified Income Fund - Class IA Shares             60,268       9.93
IPD             Putnam VT Diversified Income Fund - Class IB Shares             44,422       9.91
IGI             Putnam VT Growth and Income Fund - Class IA Shares              71,862      26.80
IPG             Putnam VT Growth and Income Fund - Class IB Shares              34,329      26.75
IHY             Putnam VT High Yield Fund - Class IA Shares                     76,452      11.09
IPH             Putnam VT High Yield Fund - Class IB Shares                     22,999      11.08
INO             Putnam VT New Opportunities Fund - Class IA Shares              23,370      43.54
IPV             Putnam VT Voyager Fund - Class IB Shares                        14,799      66.11

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                  Year ended Dec. 31,
Subaccount       Investment                                                                     1999               1998
ISI              AXPSM Variable Portfolio-- Bond Fund                                       $ 447,556          $ 595,032
ICR              AXPSM Variable Portfolio-- Capital Resource Fund                             445,976             42,488
IMS              AXPSM Variable Portfolio-- Cash Management Fund                               20,188            970,850
IIE              AXPSM Variable Portfolio-- International Fund                                140,965             67,355
IMG              AXPSM Variable Portfolio-- Managed Fund                                      695,004          1,931,514
IGD1             AXPSM Variable Portfolio-- New Dimensions Fund(R)                            106,308              4,156
IAG              AXPSM Variable Portfolio-- Strategy Aggressive Fund                          265,284            280,630
IGN1             AIM V.I. Growth and Income Fund                                              489,818              7,115
IIN1             AIM V.I. International Equity Fund                                           434,314              4,220
IVA1             AIM V.I. Value Fund                                                          641,323              8,899
IIG1             American Century VP Income and Growth                                        204,615              8,888
IVL1             American Century VP Value                                                    121,036              3,242
ILA2             GT Global Variable Latin America Fund                                          8,498             62,128
IPA2             GT Global Variable New Pacific Fund                                            1,205             63,321
ISB1             Janus Aspen Series Balanced Portfolio: Institutional Shares                2,323,228             41,411
IWG1             Janus Aspen Series Worldwide Growth Portfolio: Institutional                 360,860             11,798
                 Shares
IEQ1             OCC Accumulation Trust Equity Portfolio                                      106,768              3,282
IMD              OCC Accumulation Trust Managed Portfolio                                     272,213          1,479,737
ISC1             OCC Accumulation Trust Small Cap Portfolio                                   118,905              8,292
IUS              OCC Accumulation Trust U.S. Government Income Portfolio                      258,642          1,157,565
IGR1             Oppenheimer Capital Appreciation Fund/VA                                     420,313             12,581
IHI1             Oppenheimer High Income Fund/VA                                              278,257              6,055
IDI              Putnam VT Diversified Income Fund - Class IA Shares                           77,360            719,282
IPD1             Putnam VT Diversified Income Fund - Class IB Shares                          449,161             14,280
IGI              Putnam VT Growth and Income Fund - Class IA Shares                           445,566          1,877,566
IPG1             Putnam VT Growth and Income Fund - Class IB Shares                         1,003,733             18,034
IHY              Putnam VT High Yield Fund - Class IA Shares                                  134,627          1,292,921
IPH1             Putnam VT High Yield Fund - Class IB Shares                                  251,807             14,886
INO              Putnam VT New Opportunities Fund - Class IA Shares                           218,297            498,101
IPV1             Putnam VT Voyager Fund - Class IB Shares                                     733,150             15,215
                 Combined Variable Account                                                $11,474,977        $11,220,844

1 Operations commenced on Nov. 4, 1998.
2 Effective  Oct. 22, 1999, GT Global  Variable Latin America Fund and GT Global
Variable  New  Pacific  Fund  merged into AIM V.I.  International  Equity  Fund.
Subaccount ILA and IPA net assets were transferred to subaccount IIN.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurion Life and the Account. All of the major systems used by American Centurion Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Centurion Life and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Centurion Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Centurion Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Centurion Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY
We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BALANCE SHEETS
DECEMBER 31,
($ THOUSANDS, EXCEPT SHARE AMOUNTS)

                                            1999      1998

 ASSETS
------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
     (fair value:
      1999, $10,939; 1998, $14,307)       $ 10,971  $ 13,894
    Available for sale, at fair value
     (amortized cost:
      1999, $315,486; 1998, $269,483)      297,251   273,873
                                          ------------------
                                           308,222   287,767
  Mortgage loans on real estate             11,691        --
------------------------------------------------------------
      Total investments                    319,913   287,767
Cash and cash equivalents                    7,159    13,992
Amounts recoverable from reinsurers          2,389     2,515
Accrued investment income                    4,974     4,364
Deferred policy acquisition costs           16,823    12,864
Deferred income taxes                        6,201        --
Other assets                                    77        69
Separate account assets                     24,597    12,614
------------------------------------------------------------
      Total assets                        $382,133  $334,185

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------
Liabilities:
  Future policy benefits:
    Fixed annuities                       $317,709  $268,348
    Traditional life insurance               1,653     1,724
    Disability income insurance                 85       225
  Policy claims and other policyholders'
    funds                                      672     2,048
  Deferred income taxes                         --     1,758
  Other liabilities                            701       463
  Separate account liabilities              24,597    12,614
------------------------------------------------------------
      Total liabilities                    345,417   287,180
Stockholder's equity:
  Capital stock, $10 par value per
    share;
    100,000 shares authorized, issued
     and outstanding                         1,000     1,000
    Additional paid-in capital              26,600    26,600
  Accumulated other comprehensive (loss)
    income:
    Net unrealized securities (losses)
     gains                                 (11,102)    2,512
  Retained earnings                         20,218    16,893
------------------------------------------------------------
      Total stockholder's equity            36,716    47,005
------------------------------------------------------------
      Total liabilities and
       stockholder's equity               $382,133  $334,185
------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Revenues:
  Net investment income                   $23,693   $18,990   $13,331
  Contractholder charges                      760       568       318
  Mortality and expense risk fees             242        87         8
  Net realized gain on investments            153        39        25
----------------------------------------------------------------------
      Total revenues                       24,848    19,684    13,682
Benefits and expenses:
  Death and other benefits on investment
    contracts                                (117)       72         2
  Interest credited on investment
    contracts                              15,290    12,838     8,887
  Amortization of deferred policy
    acquisition costs                       1,413       624       114
  Other operating expenses                  2,511     2,260     1,324
----------------------------------------------------------------------
      Total expenses                       19,097    15,794    10,327
----------------------------------------------------------------------
Income before income taxes                  5,751     3,890     3,355
Income taxes                                2,426     1,574     1,389
----------------------------------------------------------------------
Net income                                $ 3,325   $ 2,316   $ 1,966
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 1999
($ THOUSANDS)

                                                                                ACCUMULATED
                                                                                   OTHER
                                              TOTAL                ADDITIONAL  COMPREHENSIVE
                                          STOCKHOLDER'S  CAPITAL    PAID-IN    (LOSS) INCOME,  RETAINED
                                             EQUITY       STOCK     CAPITAL      NET OF TAX    EARNINGS
Balance, December 31, 1996                   $31,074      $1,000     $16,600       $    863    $12,611
Comprehensive income:
  Net income                                   1,966          --          --             --      1,966
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $(259)
    and taxes of $(1,231)                      2,286          --          --          2,286         --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $5                                        (10)         --          --            (10)        --
-------------------------------------------------------------------------------------------------------
  Other comprehensive income                   2,276          --          --          2,276         --
-------------------------------------------------------------------------------------------------------
  Comprehensive income                         4,242
Capital contribution from parent              10,000          --      10,000             --         --
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                    35,316       1,000      16,600          3,139     14,577
Comprehensive income:
  Net income                                   2,316          --          --             --      2,316
  Unrealized holding losses arising
    During the year, net of deferred
      policy acquisition costs of $135
      and taxes of $327                         (608)         --          --           (646)        --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $10                                       (19)         --          --             19         --
-------------------------------------------------------------------------------------------------------
  Other comprehensive loss                      (627)         --          --           (627)        --
-------------------------------------------------------------------------------------------------------
  Comprehensive income                         1,689
Capital contribution from IDS Life            10,000          --      10,000             --         --
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                    47,005       1,000      26,600          2,512     16,893
Comprehensive income:
  Net income                                   3,325          --          --             --      3,325
  Unrealized holding losses arising
    During the year, net of deferred
      policy acquisition costs of
      $1,680, and taxes of $7,216            (13,401)         --          --        (13,401)        --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $114                                     (213)         --          --           (213)        --
-------------------------------------------------------------------------------------------------------
  Other comprehensive loss                   (13,614)         --          --        (13,614)        --
-------------------------------------------------------------------------------------------------------
  Comprehensive loss                         (10,289)
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                   $36,716      $1,000     $26,600       ($11,102)   $20,218
-------------------------------------------------------------------------------------------------------

See accompanying notes

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Cash flows from operating activities:
  Net income                              $  3,325  $  2,316  $  1,966
  Adjustments to reconcile net income to
    net cash used in operating
    activities:
    Change in amounts recoverable from
     reinsurers                                126       213        --
    Change in accrued investment income       (610)   (1,244)   (1,016)
    Change in deferred policy
     acquisition costs, net                 (2,279)   (3,718)   (5,175)
    Change in other assets                      (8)    1,522    (1,536)
    Change in liabilities for future
     policy benefits for traditional
     life and disability income
     insurance                                (211)     (160)        1
    Change in policy claims and other
     policyholders' funds                   (1,376)     (257)    1,614
    Deferred income tax (benefit)
     provision                                (629)     (295)      574
    Change in other liabilities                238      (278)      707
    (Accretion of discount) amortization
     of premium, net                          (408)      (46)        7
    Net realized gain on investments          (153)      (39)      (25)
    Other, net                                (125)       (1)        7
----------------------------------------------------------------------
      Net cash used in operating
       activities                           (2,110)   (1,987)   (2,876)
----------------------------------------------------------------------
Cash flows from investing activities:
  Fixed maturities held to maturity:
    Maturities                               2,884     3,770     1,847
  Fixed maturities available for sale:
    Purchases                              (83,722)  (87,699)  (86,006)
    Maturities                              24,965    22,581     8,438
    Sales                                   13,480     6,695     1,303
  Other investments:
    Purchases                              (11,744)       --
    Sales                                       53        --        --
  Change in due to brokers                      --    (4,941)       24
----------------------------------------------------------------------
      Net cash used in investing
       activities                          (54,084)  (59,594)  (74,394)
----------------------------------------------------------------------
Cash flows from financing activities:
  Activity related to investment
    contracts:
    Considerations received                 69,806    78,367    82,656
    Surrenders and other benefits          (35,735)  (29,388)  (24,373)
    Interest credited to account
     balances                               15,290    12,838     8,887
  Capital contribution from parent              --    10,000        --
----------------------------------------------------------------------
      Net cash provided by financing
       activities                           49,361    71,817    67,170
----------------------------------------------------------------------
Net (decrease) increase in cash and cash
  equivalents                               (6,833)   10,236   (10,100)
Cash and cash equivalents at beginning
  of year                                   13,992     3,756    13,856
----------------------------------------------------------------------
Cash and cash equivalents at end of year  $  7,159  $ 13,992  $  3,756
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

BASIS OF PRESENTATION
The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

--------------------------------------------------------------------------------

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                      1999   1998   1997
---------------------------------------------------------
Cash paid during the year for:
  Income taxes                       $2,700  $ 42  $2,404
  Interest on borrowings                 11   332       7

CONTRACTHOLDER CHARGES
Contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

For variable annuities and variable universal life insurance, the amortization of deferred acquisition costs can be impacted by separate account asset performance. The Company generally assumes assets will appreciate at a constant rate, and considers whether recent fluctuations from that rate are temporary and likely to correct.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $335 receivable from and $178 payable to IDS Life for federal income taxes, respectively.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. Currently, "prescribed" statutory practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. New York has not yet

--------------------------------------------------------------------------------
made a decision regarding whether or not it will accept Codification. While management has not yet determined the impact of Codification to the Company's statutory-basis financial statements, it does not believe the impact will be material.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 10,006     $   53     $   115    $  9,944
Mortgage-backed securities           965         30          --         995
----------------------------------------------------------------------------
                                $ 10,971     $   83     $   115    $ 10,939
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  1,064     $   --     $    21    $  1,043
State and municipal
  obligations                        900          6          --         906
Corporate bonds and
  obligations                    211,606        632      14,716     197,522
Mortgage-backed securities       101,916        113       4,249      97,780
----------------------------------------------------------------------------
                                $315,486     $  751     $18,986    $297,251
----------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 12,483     $  352      $   --    $ 12,835
Mortgage-backed securities         1,411         61          --       1,472
----------------------------------------------------------------------------
                                $ 13,894     $  413      $   --    $ 14,307
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  1,075     $   70      $   --    $  1,145
State and municipal
  obligations                      1,000         48          --       1,048
Corporate bonds and
  obligations                    181,622      6,050       3,782     183,890
Mortgage-backed securities        85,786      2,036          32      87,790
----------------------------------------------------------------------------
                                $269,483     $8,204      $3,814    $273,873
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED    FAIR
HELD TO MATURITY                            COST      VALUE
-------------------------------------------------------------
Due in one year or less                   $  5,052   $  5,057
Due from one to five years                   3,557      3,585
Due in more than ten years                   1,397      1,302
Mortgage-backed securities                     965        995
-------------------------------------------------------------
                                          $ 10,971   $ 10,939
-------------------------------------------------------------

                                          AMORTIZED    FAIR
AVAILABLE FOR SALE                          COST      VALUE
-------------------------------------------------------------
Due in one year or less                   $  6,531   $  6,553
Due from one to five years                  19,017     18,661
Due from five to ten years                 124,664    116,727
Due in more than ten years                  63,358     57,530
Mortgage-backed securities                 101,916     97,780
-------------------------------------------------------------
                                          $315,486   $297,251
-------------------------------------------------------------

Fixed maturities available for sale were sold during 1999 with proceeds of $13,480 and gross realized gains and losses of $419 and $92, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $6,695 and gross realized gains and losses of $253 and $224, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $1,303 and gross realized gains and losses of $14 and $nil, respectively.

At December 31, 1999, bonds carried at $1,064 were on deposit with various states as required by law.

At 12/31/99, fixed maturities comprised 96 percent of the Company's total invested assets.

Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $51 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                      1999      1998
------------------------------------------------------------
Aaa/AAA                                   $103,877  $ 88,286
Aa/AA                                        6,297     4,942
Aa/A                                         4,751     2,509
A/A                                         30,560    26,700
A/BBB                                        8,903    13,439
Baa/BBB                                    129,337   104,236
Baa/BB                                       4,427     5,651
Below investment grade                      38,305    37,614
------------------------------------------------------------
                                          $326,457  $283,377
------------------------------------------------------------

At December 31, 1999, approximately 79 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

--------------------------------------------------------------------------------

At December 31, 1999, approximately 4 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
REGION                                    BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
South Atlantic                               $    --       $2,544
Middle Atlantic                                1,279           --
East North Central                             4,483          106
Mountain                                       2,000           --
West North Central                             2,284           --
New England                                    1,645           --
--------------------------------------------------------------------
                                             $11,691       $2,650
--------------------------------------------------------------------

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
PROPERTY TYPE                             BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
Department/retail stores                     $ 4,527       $   --
Apartments                                     1,093        1,299
Office buildings                               5,035        1,245
Industrial buildings                           1,036          106
--------------------------------------------------------------------
                                             $11,691       $2,650
--------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999, the Company's recorded investment in impaired loans was $nil.

Net investment income for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Interest on fixed maturities         $22,822  $19,338  $13,818
Interest on mortgage loans               281       --       --
Interest on cash equivalents             277      131      276
Other                                    585      132        1
--------------------------------------------------------------
                                      23,965   19,601   14,095
Less investment expenses                 272      611      764
--------------------------------------------------------------
                                     $23,693  $18,990  $13,331
--------------------------------------------------------------

Net realized gain on investments was $153, $39 and $25 for the years ended December 31, 1999, 1998 and 1997, respectively, and was entirely due to sales of fixed maturities.

Changes in net unrealized (depreciation) appreciation of investments for the years ended December 31 are summarized as follows:

                                       1999    1998    1997
------------------------------------------------------------
Fixed maturities available for sale  $(22,625) $(831) $3,761

--------------------------------------------------------------------------------

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

                                      1999    1998    1997
-----------------------------------------------------------
Federal income taxes:
  Current                            $2,417  $1,544  $  486
  Deferred                             (629)   (295)    574
-----------------------------------------------------------
                                      1,788   1,249   1,060
State income taxes -- current           638     325     329
-----------------------------------------------------------
Income tax expense                   $2,426  $1,574  $1,389
-----------------------------------------------------------

Increases to the income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:

                                  1999                1998                1997
                           ------------------  ------------------  ------------------
                           PROVISION   RATE    PROVISION   RATE    PROVISION   RATE
-------------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                      $2,013      35.0%   $1,361      35.0%   $1,174      35.0%
Increases are
  attributable to:
  State tax, net               415       7.2       211       5.4       214       6.4
  Other, net                    (2)       --         2       0.1         1         0
-------------------------------------------------------------------------------------
Total income taxes          $2,426      42.2%   $1,574      40.5%   $1,389      41.4%
-------------------------------------------------------------------------------------

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1999     1998
----------------------------------------------------------
Deferred income tax assets:
Policy reserves                           $ 4,326  $ 3,049
Investments                                 6,070       --
----------------------------------------------------------
    Total deferred income tax assets       10,396    3,049
----------------------------------------------------------
Deferred income tax liabilities:
  Deferred policy acquisition costs         3,900    3,234
  Investments                                  --    1,518
  Other                                       295       55
----------------------------------------------------------
    Total deferred income tax
     liabilities                            4,195    4,807
----------------------------------------------------------
    Net deferred income tax
     assets/(liabilities)                 $ 6,201  $(1,758)
----------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be

--------------------------------------------------------------------------------
approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $9,149 and $7,512 as of December 31, 1999 and 1998, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $4, $3 and $nil in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $19, $19 and $23, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1999, 1998 and 1997 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $2,751, $2,910 and $2,536 for 1999, 1998 and 1997,
respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is established by reference to various indicies plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 1999 and 1998, traditional life insurance in-force aggregated $168,830 and $191,972, respectively, of which $168,595 and $191,737 were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,289, $1,354 and $1,346 for the years ended December 31, 1999, 1998 and 1997. Reinsurance recovered from reinsurers amounted to $1,602, $601 and $718 for the years ended December 31, 1999, 1998 and 1997. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

--------------------------------------------------------------------------------

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                             DECEMBER 31,
                                --------------------------------------
                                       1999                1998
                                ------------------  ------------------
                                CARRYING    FAIR    CARRYING    FAIR
FINANCIAL ASSETS                 AMOUNT    VALUE     AMOUNT    VALUE
----------------------------------------------------------------------
Investments in fixed
  maturities (Note 2)
  Held to maturity              $ 10,971  $ 10,939  $ 13,894  $ 14,307
  Available for sale             297,251   297,251   273,873   273,873
Mortgage loans on real estate
  (Note 2)                        11,691    11,182        --        --
Cash and cash equivalents
  (Note 1)                         7,159     7,159    13,992    13,992
Separate account assets           24,597    24,597    12,614    12,614
FINANCIAL LIABILITIES
----------------------------------------------------------------------
Future policy benefits for
  fixed Annuities               $317,600  $305,733  $268,285  $258,578
Separate account liabilities      24,597    23,394    12,614    11,851

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $109 and $63, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

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
9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1999      1998     1997
----------------------------------------------------------------
Net income, per accompanying
  financial statements               $  3,325  $  2,316  $ 1,966
Deferred policy acquisition costs      (2,279)   (3,719)  (5,175)
Adjustments of future policy
  benefit liabilities                   2,793     2,540    2,222
Deferred federal income taxes            (629)     (295)     574
IMR gain/loss transfer and
  amortization                           (230)     (148)     (16)
Deferred surrender charge                 513       665       --
Other, net                                175      (252)     255
----------------------------------------------------------------
Net income (loss), on basis of
  statutory accounting practices     $  3,668  $  1,107  $  (174)
----------------------------------------------------------------
Stockholder's equity, per
  accompanying financial statements  $ 36,716  $ 47,005
Deferred policy acquisition costs     (16,823)  (12,864)
Adjustments of future policy
  benefit liabilities                  10,361     8,694
Adjustments of reinsurance ceded
  reserves                             (2,390)   (2,515)
Deferred federal income taxes          (6,201)    1,758
Asset valuation reserve                (4,021)   (2,986)
Net unrealized gain on investments     18,408    (4,390)
Interest maintenance reserve             (456)     (227)
Other, net                              1,155       637
----------------------------------------------------------------
Stockholder's equity on basis of
  statutory accounting practices     $ 36,749  $ 35,112
----------------------------------------------------------------

10. YEAR 2000 (UNAUDITED)
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

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